CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 345,854	$ 348,399
Bank deposits with original maturities over three months	0	9,884
Restricted cash	31,582	34,400
Accounts receivable, net	1,712	2,345
Amounts due from affiliated companies	42,339	37,826
Inventories	9,904	10,143
Prepaid expenses and other current assets	27,650	17,930
Total current assets	459,041	460,927
PROPERTY AND EQUIPMENT, NET	2,175,858	2,280,116
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	45,766	60,722
RESTRICTED CASH	129	130
LAND USE RIGHT, NET	121,544	125,672
TOTAL ASSETS	2,802,338	2,927,567
CURRENT LIABILITIES
Accounts payable	6,421	2,722
Accrued expenses and other current liabilities	62,825	155,840
Income tax payable	33	0
Current portion of long-term debt, net	347,740	0
Amounts due to affiliated companies	21,953	19,508
Total current liabilities	438,972	178,070
LONG-TERM DEBT, NET	1,261,904	1,999,354
OTHER LONG-TERM LIABILITIES	4,017	9,512
DEFERRED TAX LIABILITIES	1,044	588
TOTAL LIABILITIES	1,705,937	2,187,524
COMMITMENTS AND CONTINGENCIES (Note 13)
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,655,602	1,512,705
Accumulated other comprehensive (loss) income	(14,063)	488
Accumulated losses	(798,098)	(773,168)
Total shareholders' equity	843,472	740,043
PARTICIPATION INTEREST	252,929	0
Total shareholders' equity and participation interest	1,096,401	740,043
TOTAL LIABILITIES, SHAREHOLDERS' EQUITY AND PARTICIPATION INTEREST	2,802,338	2,927,567
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares, value	24	18
Class B Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares, value	$ 7	$ 0